Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2024	2023	2022
Numerator:
Profit after tax	$140,148	$137,308	$132,101
Denominator:
Basic weighted average ordinary shares outstanding	47,202,747	48,252,095	48,891,004
Dilutive impact of equivalent share-based options and RSUs	2,367,334	2,625,674	2,357,573
Basic weighted average ordinary shares outstanding	49,570,081	50,877,769	51,248,577